EARNINGS PER SHARE (Details 1) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares excluded from computation of diluted net loss per share attributable to common stockholders	301,730	135,191	4,294,853
Restricted Stock Units (RSUs)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares excluded from computation of diluted net loss per share attributable to common stockholders	274,368	105,091	1,215,601
Options [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares excluded from computation of diluted net loss per share attributable to common stockholders	27,362	30,100	3,079,252